CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings (accumulated deficit) [Member]	Total
Balance at Dec. 31, 2013		$ 55		$ 119,547	$ (65)	$ (1,634)	$ 117,903
Balance, shares at Dec. 31, 2013		21,564,820
Comprehensive income (loss)					1	7,838	7,839
Exercise of options		$ 2		1,754			$ 1,756
Exercise of options, shares		908,169					908,169
Issuance of restricted shares	[1]
Issuance of restricted shares, shares		9,520
Share issuance costs				(78)			(78)
Share-based compensation				852			852
Balance at Dec. 31, 2014		$ 57		122,075	(64)	6,204	128,272
Balance, shares at Dec. 31, 2014		22,482,509
Comprehensive income (loss)					(407)	6,683	6,276
Exercise of options		$ 1		535			$ 536
Exercise of options, shares		175,482					175,482
Issuance of restricted shares	[1]
Issuance of restricted shares, shares		60,344
Share-based compensation				1,633			1,633
Balance at Dec. 31, 2015		$ 58		124,243	(471)	12,887	136,717
Balance, shares at Dec. 31, 2015		22,718,335
Comprehensive income (loss)					35	(2,923)	(2,888)
Exercise of options			[1]	191			$ 191
Exercise of options, shares		51,746					51,746
Issuance of restricted shares	[1]
Issuance of restricted shares, shares		82,463
Share-based compensation				2,580			2,580
Balance at Dec. 31, 2016		$ 58		$ 127,014	$ (436)	$ 9,964	$ 136,600
Balance, shares at Dec. 31, 2016		22,852,544

[1]	Represents an amount of less than $1,000.